The Gabelli Focused Growth and Income Fund (formerly The Gabelli Focus Five Fund)

Schedule of Investments — December 31, 2020 (Unaudited)

Shares		Market Value

	COMMON STOCKS — 91.9%
	Aerospace and Defense — 1.9%
12,500	Aerojet Rocketdyne Holdings Inc.†	$660,625

	Automotive — 1.0%
20,000	Fiat Chrysler Automobiles NV†	361,800

	Automotive: Parts and Accessories — 3.2%
8,500	Aptiv plc	1,107,465

	Building and Construction — 3.5%
18,199	Herc Holdings Inc.†	1,208,595

	Business Services — 3.5%
32,500	Macquarie Infrastructure Corp.	1,220,375

	Cable and Satellite — 5.0%
30,000	EchoStar Corp., Cl. A†	635,700
2,320	Liberty Broadband Corp., Cl. C†	367,418
20,000	Liberty Media Corp.- Liberty Formula One, Cl. A†	759,800

		1,762,918

	Computer Software and Services — 3.0%
600	Alphabet Inc., Cl. C†	1,051,128

	Consumer Products — 2.5%
16,900	Terminix Global Holdings Inc.†	862,069

	Diversified Industrial — 2.4%
12,500	Colfax Corp.†	478,000
850	Roper Technologies Inc.	366,427

		844,427

	Energy and Utilities — 16.0%
36,000	Enterprise Products Partners LP	705,240
120,000	Kinder Morgan Inc.	1,640,400
37,500	NextEra Energy Partners LP	2,514,375
12,000	Southwest Gas Holdings Inc.	729,000

		5,589,015

	Entertainment — 3.7%
203,600	Sirius XM Holdings Inc.	1,296,932

	Financial Services — 14.6%
35,000	Apollo Global Management Inc.	1,714,300
25,000	Blackstone Mortgage Trust Inc., Cl. A, REIT	688,250
12,500	Morgan Stanley	856,625
125,000	New York Community Bancorp Inc.	1,318,750
2,250	PayPal Holdings Inc.†	526,950

		5,104,875

	Food and Beverage — 12.0%
75,000	Maple Leaf Foods Inc.	1,662,739

Shares		Market Value
16,500	Mondelēz International Inc., Cl. A	$964,755
15,500	Post Holdings Inc.†	1,565,655

		4,193,149

	Health Care — 6.8%
8,000	AbbVie Inc.	857,200
97,700	Option Care Health Inc.†	1,528,028

		2,385,228

	Real Estate — 8.3%
6,000	Hannon Armstrong Sustainable Infrastructure Capital Inc., REIT	380,580
81,000	MGM Growth Properties LLC, Cl. A, REIT	2,535,300

		2,915,880

	Telecommunications — 4.5%
91,316	CenturyLink Inc.	890,331
5,000	T-Mobile US Inc.†	674,250

		1,564,581

	TOTAL COMMON STOCKS	32,129,062

	PREFERRED STOCKS — 4.3%
	Energy and Utilities — 2.2%
35,000	Energy Transfer Operating LP, Ser. D, 7.625%, 08/15/23	745,500

	Retail — 2.1%
7,500	Qurate Retail Inc., 8.000%, 03/15/31	742,500

	TOTAL PREFERRED STOCKS	1,488,000

Principal Amount

	U.S. GOVERNMENT OBLIGATIONS — 3.8%
$1,330,000	U.S. Treasury Bills, 0.065% to 0.095%††, 01/07/21 to 03/18/21	1,329,907

	TOTAL INVESTMENTS — 100.0% (Cost $24,121,700)	$34,946,969

†	Non-income producing security.
††	Represents annualized yields at dates of purchase.

REIT	Real Estate Investment Trust

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